UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2020

Date of reporting period: 09/30/2019

Item 1.	Schedules of Investments (Unaudited)

Cognios Funds

Cognios Large Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 131.78%

Basic Materials - 0.47%
Linde PLC (b)	636	$123,206

Communications - 5.22%
AT&T, Inc. (b)	13,491	510,499
CenturyLink, Inc. (b)	14,407	179,799
Facebook, Inc. - Class A (a) (b)	1,233	219,573
Juniper Networks, Inc. (b)	3,589	88,828
Motorola Solutions, Inc. (b)	525	89,465
Omnicom Group, Inc. (b)	3,438	269,195
		1,357,359
Consumer, Cyclical - 31.19%
Alaska Air Group, Inc. (b)	5,399	350,449
AutoZone, Inc. (a) (b)	274	297,186
Capri Holdings Ltd. (a) (b)	9,051	300,131
Chipotle Mexican Grill, Inc. (a) (b)	154	129,432
Copart, Inc. (a) (b)	1,165	93,584
Darden Restaurants, Inc. (b)	3,780	446,872
Dollar General Corp. (b)	2,175	345,695
Dollar Tree, Inc. (a) (b)	2,634	300,697
Foot Locker, Inc. (b)	3,152	136,040
Gap, Inc. (b)	15,199	263,855
Hanesbrands, Inc. (b)	11,904	182,369
Kohl’s Corp. (b)	1,118	55,520
L Brands, Inc. (b)	15,407	301,823
Macy’s, Inc. (b)	14,264	221,663
McDonald’s Corp. (b)	2,358	506,286
NIKE, Inc. - Class B (b)	4,323	406,016
Nordstrom, Inc. (b)	9,797	329,865
O’Reilly Automotive, Inc. (a) (b)	224	89,266
PulteGroup, Inc. (b)	9,114	333,117
Ralph Lauren Corp. (b)	2,729	260,538
Starbucks Corp. (b)	6,474	572,431
Tapestry, Inc. (b)	8,882	231,376
Target Corp. (b)	4,366	466,769
TJX Cos., Inc. (b)	6,686	372,678
Ulta Beauty, Inc. (a) (b)	593	148,635
United Continental Holdings, Inc. (a) (b)	984	86,995
Walgreens Boots Alliance, Inc. (b)	1,623	89,768
Walmart, Inc. (b)	4,312	511,748
Yum! Brands, Inc. (b)	2,514	285,163
		8,115,967
Consumer, Non-cyclical - 46.78%
Altria Group, Inc. (b)	8,236	336,852
Bristol-Myers Squibb Co. (b)	3,870	196,248
Campbell Soup Co. (b)	11,198	525,410
Church & Dwight Co., Inc. (b)	6,629	498,766
Cigna Corp. (b)	1,301	197,479
Clorox Co. (b)	2,889	438,752
Colgate-Palmolive Co. (b)	5,413	397,910
Conagra Brands, Inc. (b)	14,958	458,911
Constellation Brands, Inc. - Class A (b)	2,178	451,456
Cooper Cos., Inc. (b)	601	178,497
Edwards Lifesciences Corp. (a) (b)	463	101,818
Estee Lauder Cos., Inc. (b)	1,968	391,534

Cognios Funds

Cognios Large Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 131.78%

General Mills, Inc. (b)	5,592	308,231
Global Payments, Inc. (b)	552	87,846
H&R Block, Inc. (b)	16,346	386,093
HCA Healthcare, Inc. (b)	3,357	404,250
Hershey Co. (b)	3,868	599,501
Hormel Foods Corp. (b)	10,710	468,348
JM Smucker Co. (b)	824	90,657
Johnson & Johnson (b)	2,677	346,350
Kellogg Co. (b)	7,016	451,480
Kimberly-Clark Corp. (b)	3,678	522,460
Kroger Co. (b)	3,267	84,223
Lamb Weston Holdings, Inc. (b)	3,921	285,135
McCormick & Co., Inc. (b)	3,071	479,997
Molson Coors Brewing Co. - Class B (b)	6,017	345,978
PepsiCo, Inc. (b)	3,684	505,076
Procter & Gamble Co. (b)	4,613	573,765
Quest Diagnostics, Inc. (b)	2,351	251,628
Sysco Corp. (b)	6,223	494,106
Tyson Foods, Inc. - Class A (b)	6,396	550,951
UnitedHealth Group, Inc. (b)	1,020	221,666
Verisk Analytics, Inc. (b)	3,424	541,471
		12,172,845
Energy - 0.88%
Cabot Oil & Gas Corp. (b)	3,864	67,891
Kinder Morgan, Inc. (b)	4,044	83,347
Occidental Petroleum Corp. (b)	1,765	78,490
		229,728
Financials - 18.04%
Aflac, Inc. (b)	5,420	283,574
Arthur J. Gallagher & Co. (b)	981	87,868
Assurant, Inc. (b)	1,727	217,291
Berkshire Hathaway, Inc. - Class B (a) (b)	394	81,960
Cboe Global Markets, Inc. (b)	4,159	477,911
Cincinnati Financial Corp. (b)	1,266	147,704
CME Group, Inc. (b)	1,906	402,814
Everest Re Group Ltd. (b)	781	207,816
Hartford Financial Services Group, Inc. (b)	3,163	191,709
Intercontinental Exchange, Inc. (b)	5,436	501,580
Loews Corp. (b)	5,401	278,044
Marsh & McLennan Cos, Inc. (b)	880	88,044
Nasdaq, Inc. (b)	4,817	478,569
Progressive Corp. (b)	6,176	477,096
Public Storage (b)	2,013	493,729
Western Union Co. (b)	4,388	101,670
Willis Towers Watson PLC (b)	923	178,111
		4,695,490
Industrials - 11.05%
Amcor PLC (b)	8,238	80,321
Ball Corp. (b)	1,990	144,892
CH Robinson Worldwide, Inc. (b)	4,839	410,250
Expeditors International of Washington, Inc. (b)	3,252	241,591
FLIR Systems, Inc. (b)	1,506	79,201
Fortive Corp. (b)	2,008	137,668
Lockheed Martin Corp. (b)	222	86,593
Northrop Grumman Corp. (b)	930	348,555

Cognios Funds

Cognios Large Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 131.78%

Raytheon Co. (b)	794	155,775
Republic Services, Inc. (b)	5,633	487,536
Stericycle, Inc. (a) (b)	2,633	134,099
United Technologies Corp. (b)	428	58,431
Waste Management, Inc. (b)	4,434	509,910
		2,874,822
Technology - 6.75%
Activision Blizzard, Inc. (b)	1,783	94,356
Akamai Technologies, Inc. (a) (b)	5,933	542,158
Broadcom, Inc. (b)	652	179,998
Electronic Arts, Inc. (a) (b)	797	77,963
Fidelity National Information Services, Inc. (b)	736	97,711
Fiserv, Inc. (a) (b)	2,202	228,105
Fortinet, Inc. (a) (b)	1,430	109,767
Intel Corp. (b)	3,229	166,390
Paychex, Inc. (b)	1,058	87,571
Skyworks Solutions, Inc. (b)	936	74,178
Take-Two Interactive Software, Inc. (a) (b)	775	97,139
		1,755,336
Utilities - 11.40%
Ameren Corp. (b)	1,164	93,178
American Electric Power Co., Inc. (b)	4,523	423,760
CMS Energy Corp. (b)	5,200	332,540
Consolidated Edison, Inc. (b)	919	86,818
Dominion Energy, Inc. (b)	2,647	214,513
DTE Energy Co. (b)	2,330	309,797
Edison International (b)	1,094	82,509
Entergy Corp. (b)	1,042	122,289
Evergy, Inc. (b)	1,286	85,596
Exelon Corp. (b)	5,358	258,845
PPL Corp. (b)	11,339	357,065
Public Service Enterprise Group, Inc. (b)	1,397	86,726
Sempra Energy (b)	626	92,404
Southern Co. (b)	3,444	212,736
WEC Energy Group, Inc. (b)	1,104	104,990
Xcel Energy, Inc. (b)	1,575	102,202
		2,965,968

TOTAL COMMON STOCK (Cost $32,006,997)		34,290,721

TOTAL INVESTMENTS (Cost $32,006,997) - 131.78%		$34,290,721
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (31.78%)		(8,270,336)
NET ASSETS - 100%		$26,020,385

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

Cognios Funds

Cognios Large Cap Growth Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 98.06%

Materials - 2.34%
Sherwin-Williams Co.	1,992	$1,095,341

Communications - 23.21%
Alphabet, Inc. - Class A (a)	1,029	1,256,553
Amazon.com, Inc. (a)	1,599	2,775,720
AT&T, Inc.	51,066	1,932,337
Facebook Inc. - Class A (a)	4,186	745,443
Netflix, Inc. (a)	4,781	1,279,491
RingCentral, Inc. - Class A (a)	8,150	1,024,129
Walt Disney Co.	14,153	1,844,419
		10,858,092
Consumer, Cyclical - 12.13%
Burlington Stores, Inc. (a)	5,923	1,183,534
McDonald’s Corp.	6,111	1,312,093
Starbucks Corp.	7,312	646,527
Target Corp.	11,358	1,214,284
Walmart, Inc.	11,130	1,320,908
		5,677,346
Consumer, Non-cyclical - 18.09%
Anheuser-Busch InBev SA/NV - ADR	6,904	656,916
Coca-Cola Co.	21,208	1,154,564
Exact Sciences Corp. (a)	12,825	1,158,995
Kroger Co.	48,828	1,258,786
Procter & Gamble Co.	14,452	1,797,540
Quest Diagnostics, Inc.	11,230	1,201,947
Thermo Fisher Scientific, Inc.	4,251	1,238,189
		8,466,937
Financials -
		—
Industrials - 6.79%
Keysight Technologies, Inc. (a)	17,234	1,676,007
L3Harris Technologies, Inc. (a)	7,196	1,501,373
		3,177,380
Technology - 35.50%
Adobe, Inc. (a)	5,641	1,558,326
Advanced Micro Devices, Inc. (a)	72,885	2,112,936
Apple, Inc.	12,631	2,828,965
Fiserv, Inc. (a)	10,361	1,073,296
Microsoft Corp.	21,564	2,998,043
Paycom Software, Inc. (a)	6,976	1,461,402
Splunk, Inc. (a)	14,523	1,711,681
Twilio, Inc. - Class A (a)	15,642	1,719,994
VMware, Inc. - Class A	7,634	1,145,558
		16,610,201

TOTAL COMMON STOCK (Cost $42,200,073)		45,885,297

TOTAL INVESTMENTS (Cost $42,200,073) - 98.06%		$45,885,297
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.94%		906,103
NET ASSETS - 100%		$46,791,400

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds

Cognios Market Neutral Large Cap Fund

Schedules of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 122.34%

Communications - 5.02%
AT&T, Inc. (b)	35,751	$1,352,818
CenturyLink, Inc. (b)	108,847	1,358,410
Omnicom Group, Inc. (b)	16,495	1,291,558
		4,002,786
Consumer, Cyclical - 34.59%
Alaska Air Group, Inc. (b)	20,183	1,310,078
AutoZone, Inc. (a) (b)	1,128	1,223,451
Capri Holdings Ltd. (a) (b)	45,303	1,502,247
Copart, Inc. (a) (b)	15,811	1,270,098
Darden Restaurants, Inc. (b)	10,200	1,205,844
Dollar General Corp. (b)	8,014	1,273,745
Dollar Tree, Inc. (a) (b)	11,878	1,355,992
Gap, Inc. (b)	75,804	1,315,957
L Brands, Inc. (b)	77,251	1,513,347
Macy’s, Inc. (b)	83,477	1,297,232
McDonald’s Corp. (b)	5,888	1,264,212
NIKE, Inc. - Class B (b)	14,568	1,368,226
Nordstrom, Inc. (b)	42,064	1,416,295
O’Reilly Automotive, Inc. (a) (b)	3,237	1,289,977
PulteGroup, Inc. (b)	37,307	1,363,571
Ross Stores, Inc. (b)	11,747	1,290,408
Starbucks Corp. (b)	13,502	1,193,847
Target Corp. (b)	11,726	1,253,627
TJX Cos., Inc. (b)	22,917	1,277,394
Walmart, Inc. (b)	11,219	1,331,471
Yum! Brands, Inc. (b)	10,913	1,237,862
		27,554,881
Consumer, Non-cyclical - 47.19%
ABIOMED, Inc. (a) (b)	6,781	1,206,272
Altria Group, Inc. (b)	29,574	1,209,577
Bristol-Myers Squibb Co. (b)	26,718	1,354,870
Campbell Soup Co. (b)	28,953	1,358,475
Centene Corp. (a) (b)	27,953	1,209,247
Church & Dwight Co., Inc. (b)	16,787	1,263,054
Clorox Co. (b)	7,954	1,207,974
Colgate-Palmolive Co. (b)	17,382	1,277,751
Conagra Brands, Inc. (b)	45,208	1,386,981
Constellation Brands, Inc. - Class A (b)	6,321	1,310,217
CVS Health Corp. (b)	20,780	1,310,595
General Mills, Inc. (b)	23,875	1,315,990
H&R Block, Inc. (b)	53,096	1,254,128
HCA Healthcare, Inc. (b)	10,311	1,241,651
Hershey Co. (b)	8,085	1,253,094
Hormel Foods Corp. (b)	30,393	1,329,086
Johnson & Johnson (b)	10,076	1,303,633
Kellogg Co. (b)	20,196	1,299,613
Kimberly-Clark Corp. (b)	9,284	1,318,792
Lamb Weston Holdings, Inc. (b)	17,913	1,302,633
McCormick & Co., Inc. (b)	7,874	1,230,706
Molson Coors Brewing Co. - Class B (b)	24,251	1,394,432
PepsiCo, Inc. (b)	9,491	1,301,216
Procter & Gamble Co. (b)	10,518	1,308,229
Quest Diagnostics, Inc. (b)	12,595	1,348,043
Sysco Corp. (b)	17,096	1,357,422
Tyson Foods, Inc. - Class A (b)	15,240	1,312,774
UnitedHealth Group, Inc. (b)	5,619	1,221,121
Varian Medical Systems, Inc. (a) (b)	11,811	1,406,572
		37,594,148
Energy - 1.66%
Cabot Oil & Gas Corp. (b)	75,101	1,319,525

Cognios Funds

Cognios Market Neutral Large Cap Fund

Schedules of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 122.34%

Financials - 19.31%
Aflac, Inc. (b)	25,075	1,311,924
Allstate Corp. (b)	12,345	1,341,655
Aon PLC (b)	6,587	1,275,046
Arthur J Gallagher & Co. (b)	14,387	1,288,644
Berkshire Hathaway, Inc. (a) (b)	6,314	1,313,438
Cboe Global Markets, Inc. (b)	10,827	1,244,130
Intercontinental Exchange, Inc. (b)	13,633	1,257,917
Nasdaq, Inc. (b)	12,519	1,243,763
Progressive Corp. (b)	16,720	1,291,620
Public Storage (b)	5,032	1,234,199
Western Union Co. (b)	57,037	1,321,547
Willis Towers Watson PLC (b)	6,530	1,260,094
		15,383,977
Industrials - 8.13%
CH Robinson Worldwide, Inc. (b)	15,430	1,308,155
Northrop Grumman Corp. (b)	3,500	1,311,765
Raytheon Co. (b)	6,914	1,356,458
Republic Services, Inc. (b)	14,515	1,256,273
Waste Management, Inc. (b)	10,835	1,246,025
		6,478,676
Technology - 4.75%
Akamai Technologies, Inc. (a) (b)	13,974	1,276,944
Paychex, Inc. (b)	15,351	1,270,602
Take-Two Interactive Software, Inc. (a) (b)	9,852	1,234,850
		3,782,396
Utilities - 1.69%
NRG Energy, Inc. (b)	33,990	1,346,004

TOTAL COMMON STOCK (Cost $91,051,593)		97,462,393

SHORT-TERM INVESTMENTS - 2.80%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 1.58% (c)	2,229,587	2,229,587

TOTAL SHORT-TERM INVESTMENTS (Cost $2,229,586)		2,229,587

TOTAL INVESTMENTS (Cost $93,281,179) - 125.14%		$99,691,979
SECURITIES SOLD SHORT (Proceeds $78,850,571) - (112.50%)		(89,620,758)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 87.36%		69,592,915
NET ASSETS - 100%		$79,664,136

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) All or a portion of the security is segregated as collateral for securities sold short.

(c) Rate shown represents the 7-day effective yield at September 30, 2019, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds

Cognios Market Neutral Large Cap Fund

Schedules of Invesments: Securities Sold Short

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 112.50%

Basic Materials - 5.27%
Air Products & Chemicals, Inc.	2,652	$588,373
CF Industries Holdings, Inc.	12,268	603,586
DuPont de Nemours, Inc.	8,664	617,830
Ecolab, Inc.	2,900	574,316
International Flavors & Fragrances, Inc.	5,092	624,737
Linde PLC	3,159	611,961
Newmont Mining Corp.	15,305	580,366
		4,201,169
Communications - 4.37%
Comcast Corp. - Class A	12,832	578,467
Motorola Solutions, Inc.	3,419	582,632
T-Mobile US, Inc.	7,619	600,149
Twitter, Inc.	13,308	548,290
Verizon Communications, Inc.	10,137	611,869
Walt Disney Co.	4,316	562,461
		3,483,868
Consumer, Cyclical - 5.48%
Advance Auto Parts, Inc.	4,062	671,855
Chipotle Mexican Grill, Inc.	716	601,777
DR Horton, Inc.	11,875	625,931
Genuine Parts Co.	6,354	632,795
Hilton Worldwide Holdings, Inc.	6,361	592,273
Lennar Corp.	11,422	637,919
Under Armour, Inc. - Class A	30,093	600,054
		4,362,604
Consumer, Non-cyclical - 31.60%
Abbott Laboratories	6,930	579,833
Anthem, Inc.	2,356	565,676
Archer-Daniels-Midland Co.	15,447	634,408
Automatic Data Processing, Inc.	3,434	554,316
Baxter International, Inc.	6,735	589,110
Becton Dickinson and Co.	2,300	581,808
Boston Scientific Corp.	13,714	558,023
Brown-Forman Corp. - Class B	9,688	608,213
Cigna Corp.	3,924	595,624
Cintas Corp.	2,230	597,863
Coca-Cola Co.	10,847	590,511
Danaher Corp.	4,137	597,507
DENTSPLY SIRONA, Inc.	11,648	620,955
Edwards Lifesciences Corp.	2,638	580,123
Eli Lilly & Co.	5,227	584,535
Estee Lauder Cos., Inc.	2,901	577,154
Global Payments, Inc.	6,841	1,087,796
Henry Schein, Inc.	9,699	615,887
Hologic, Inc.	11,935	602,598
Humana, Inc.	2,183	558,128
IDEXX Laboratories, Inc.	2,059	559,904
IHS Markit Ltd.	8,878	593,761
Illumina, Inc.	2,198	668,676
Intuitive Surgical, Inc.	1,181	637,657
IQVIA Holdings, Inc.	3,863	577,055
JM Smucker Co.	5,673	624,143
Kroger Co.	23,840	614,595
MarketAxess Holdings, Inc.	1,429	467,997
Medtronic PLC	5,531	600,777
Merck & Co., Inc.	6,888	579,832
Mondelez International, Inc. - Class A	10,600	586,392
PayPal Holdings, Inc.	5,386	557,936
Pfizer, Inc.	16,503	592,953
ResMed, Inc.	4,259	575,433
Rollins, Inc.	17,444	594,317

Cognios Funds

Cognios Market Neutral Large Cap Fund

Schedules of Invesments: Securities Sold Short

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 112.50%

Stryker Corp.	2,699	583,794
Teleflex, Inc.	1,683	571,799
Thermo Fisher Scientific, Inc.	2,025	589,822
Varian Medical Systems, Inc.	3,638	575,313
WellCare Health Plans, Inc.	2,210	572,766
Zimmer Biomet Holdings, Inc.	4,274	586,692
Zoetis, Inc.	4,650	579,343
		25,171,025
Energy - 4.50%
Chevron Corp.	5,064	600,590
Diamondback Energy, Inc.	6,241	561,128
Exxon Mobil Corp.	8,505	600,538
Kinder Morgan, Inc.	29,301	603,894
ONEOK, Inc.	8,494	625,923
Pioneer Natural Resources Co.	4,740	596,150
		3,588,223
Financials - 30.14%
Alexandria Real Estate Equities, Inc.	3,916	603,221
American Express Co.	4,957	586,314
American Tower Corp.	2,534	560,343
Apartment Investment & Management Co.	11,539	601,643
Assurant, Inc.	4,783	601,797
AvalonBay Communities, Inc.	2,773	597,110
Boston Properties, Inc.	4,594	595,658
Chubb Ltd.	3,697	596,844
Cincinnati Financial Corp.	5,208	607,617
CME Group, Inc.	2,670	564,278
Crown Castle International Corp.	4,064	564,937
Digital Realty Trust, Inc.	4,721	612,833
Duke Realty Corp.	17,829	605,651
Equinix, Inc.	1,072	618,330
Equity Residential	6,888	594,159
Essex Property Trust, Inc.	1,833	598,749
Everest Re Group Ltd.	2,392	636,487
Extra Space Storage, Inc.	4,949	578,142
Federal Realty Investment Trust	4,453	606,231
First Republic Bank	6,709	648,760
Hartford Financial Services Group, Inc.	9,868	598,099
HCP, Inc.	16,859	600,686
Host Hotels & Resorts, Inc.	35,668	616,700
Iron Mountain, Inc.	18,137	587,457
Kimco Realty Corp.	31,200	651,456
Loews Corp.	12,126	624,246
Macerich Co.	20,101	634,991
Marsh & McLennan Cos, Inc.	5,882	588,494
Mastercard, Inc. - Class A	2,049	556,447
Mid-America Apartment Communities, Inc.	4,641	603,376
Prologis, Inc.	7,042	600,119
Realty Income Corp.	7,921	607,382
Regency Centers Corp.	8,918	619,712
SBA Communications Corp.	2,273	548,134
Simon Property Group, Inc.	3,969	617,775
SL Green Realty Corp.	7,350	600,862
UDR, Inc.	12,285	595,577
Ventas, Inc.	8,002	584,386
Vornado Realty Trust	9,506	605,247
Welltower, Inc.	6,535	592,398
		24,012,648
Industrials - 6.81%
Amcor PLC	60,874	593,522
Ball Corp.	7,593	552,846
Deere & Co.	3,809	642,502

Cognios Funds

Cognios Market Neutral Large Cap Fund

Schedules of Invesments: Securities Sold Short

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 112.50%

General Electric Co.	68,869	615,689
Kansas City Southern	4,599	611,713
L3Harris Technologies, Inc.	2,769	577,724
Martin Marietta Materials, Inc.	2,310	633,171
Roper Technologies, Inc.	1,594	568,420
Vulcan Materials Co.	4,143	626,587
		5,422,174
Technology - 4.28%
Adobe, Inc.	2,081	574,876
Broadridge Financial Solutions, Inc.	4,534	564,166
Fidelity National Information Services, Inc.	4,301	571,001
Fiserv, Inc.	5,465	566,119
Intuit, Inc.	2,052	545,709
Qorvo, Inc.	7,901	585,780
		3,407,651
Utilities - 20.05%
Alliant Energy Corp.	11,374	613,400
Ameren Corp.	7,758	621,028
American Electric Power Co., Inc.	6,519	610,765
American Water Works Co., Inc.	4,699	583,757
Atmos Energy Corp.	5,455	621,270
CenterPoint Energy, Inc.	21,001	633,810
CMS Energy Corp.	9,419	602,345
Consolidated Edison, Inc.	6,534	617,267
Dominion Energy, Inc.	7,701	624,089
DTE Energy Co.	4,595	610,951
Duke Energy Corp.	6,356	609,286
Edison International	8,425	635,414
Entergy Corp.	5,244	615,436
Evergy, Inc.	9,258	616,212
Eversource Energy	7,268	621,196
Exelon Corp.	12,317	595,034
FirstEnergy Corp.	12,809	617,778
NextEra Energy, Inc.	2,718	633,267
NiSource, Inc.	20,299	607,346
Pinnacle West Capital Corp.	6,311	612,609
PPL Corp.	19,861	625,423
Public Service Enterprise Group, Inc.	9,845	611,178
Sempra Energy	4,199	619,814
Southern Co.	10,023	619,121
WEC Energy Group, Inc.	6,309	599,986
Xcel Energy, Inc.	9,148	593,614
		15,971,396

TOTAL COMMON STOCK (Proceeds $78,850,571)		89,620,758

TOTAL SECURITIES SOLD SHORT (Proceeds $78,850,571)		$89,620,758

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2019 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and the Cognios Market Neutral Large Cap Fund, (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2019 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2019:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$34,290,721	—	—	$34,290,721
Total Investments in Securities	$34,290,721	—	—	$34,290,721
Growth Fund:
Common Stock (b)	$45,885,297	—	—	$45,885,297
Total Investments in Securities	$45,885,297	—	—	$45,885,297
Market Neutral Fund: Assets:
Common Stock (b)	$97,462,593	—	—	$97,462,593
Short-Term Investments	2,229,586	—	—	2,229,586
Total Investments in Securities	$99,692,179	—	—	$99,692,179
Liabilities:
Common Stock (b)	$89,620,758	—	—	$89,620,768
Total Securities Sold Short (b)	$89,620,758	—	—	$89,620,758

(a)       As of and during the three month period ended September 30, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the three month period ended September 30, 2019.

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Short Sales

The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2019 (Unaudited)

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2019 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$ 32,295,925	$ 3,643,583	$ (1,648,787)	$ 1,994,796
Growth Fund	42,265,119	4,725,702	(1,105,524)	3,620,178
Market Neutral Fund	16,387,843	$ 12,861,271	$ (19,177,892)	$ (6,316,621)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 27, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	November 27, 2019